Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Separate Component of Shareholders’ Equity on the Consolidated Financial Statement [Abstract]
Year-end spot rate	0.9126	0.9056	0.9207
Average rate	0.9084	0.8999	0.8883